PREPAID LICENSING AND ROYALTY FEES (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Summary of Changes to Prepaid Licensing and Royalty Fees

The following table summarizes changes to our Company’s prepaid licensing and royalty fees:

(in US$ thousands)	2017	2018	2019
Balance at beginning of year	$1,020	$459	$435
Addition	486	968	205
Amortization and usage	(1,040)	(747)	(511)
Exchange difference	(7)	(1)	—
Impairment charges (Note 4)	—	(244)	(85)
Balance at end of year	$459	$435	$44